UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00042

DWS Portfolio Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  1/31

Date of reporting period: 4/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2010 (Unaudited)

DWS Core Plus Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 25.5%
Consumer Discretionary 2.5%
CBS Corp., 7.875%, 7/30/2030 (b)		2,925,000	3,319,957
DirecTV Holdings LLC, 144A, 6.35%, 3/15/2040		1,892,000	1,954,347
JC Penney Corp., Inc., 7.95%, 4/1/2017		2,250,000	2,581,875
NBC Universal, Inc., 144A, 5.15%, 4/30/2020		850,000	859,920
Time Warner Cable, Inc., 6.75%, 7/1/2018		650,000	736,955

			9,453,054
Consumer Staples 2.2%
Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019		2,000,000	2,407,272
CVS Caremark Corp.:
6.125%, 9/15/2039		1,200,000	1,230,565
6.25%, 6/1/2027		1,027,000	1,099,721
Kraft Foods, Inc., 5.375%, 2/10/2020		3,380,000	3,505,783

			8,243,341
Energy 2.2%
Anadarko Petroleum Corp., 6.45%, 9/15/2036		900,000	934,922
Chesapeake Energy Corp., 7.5%, 6/15/2014		1,600,000	1,628,000
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		980,000	1,276,085
Enterprise Products Operating LLC, 6.125%, 10/15/2039		1,190,000	1,217,047
Kinder Morgan Energy Partners LP:
5.625%, 2/15/2015		585,000	640,841
6.5%, 9/1/2039		1,500,000	1,589,829
Williams Partners LP, 144A, 6.3%, 4/15/2040		905,000	937,486

			8,224,210
Financials 9.4%
American Express Co., 7.0%, 3/19/2018		2,723,000	3,113,503
Bank of America Corp.:
5.75%, 12/1/2017		1,505,000	1,537,547
7.625%, 6/1/2019		1,615,000	1,843,552
Barclays Bank PLC:
Series 1, 5.0%, 9/22/2016		670,000	694,178
5.2%, 7/10/2014		830,000	890,216
Citigroup, Inc.:
6.125%, 5/15/2018 (b)		3,500,000	3,629,381
8.5%, 5/22/2019		330,000	389,574
Credit Suisse AG, 5.4%, 1/14/2020		440,000	447,953
Discover Bank, 8.7%, 11/18/2019		1,900,000	2,157,697
ESI Tractebel Acquisition Corp., Series B, 7.99%, 12/30/2011		241,000	242,205
Ford Motor Credit Co., LLC, 7.8%, 6/1/2012 (b)		3,900,000	4,043,298
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036		810,000	747,355
KazMunaiGaz Finance Sub BV:
144A, 7.0%, 5/5/2020 (c)		1,500,000	1,485,165
Series 1, REG S, 8.375%, 7/2/2013		210,000	233,625
144A, 11.75%, 1/23/2015		2,800,000	3,528,000
KeyBank NA, 5.7%, 11/1/2017		2,000,000	2,018,396
MetLife, Inc., Series A, 6.817%, 8/15/2018		1,100,000	1,239,114
Morgan Stanley, Series F, 6.625%, 4/1/2018		1,000,000	1,060,248
PNC Bank NA, 6.875%, 4/1/2018		700,000	780,181
Principal Financial Group, Inc., 7.875%, 5/15/2014		1,690,000	1,921,910
Prudential Financial, Inc., Series B, 5.1%, 9/20/2014		900,000	963,055
Red Arrow International Leasing PLC, "A", 8.375%, 6/30/2012	RUB	5,147,812	176,473
Simon Property Group LP, (REIT), 6.75%, 5/15/2014		665,000	743,144
Toll Brothers Finance Corp., 8.91%, 10/15/2017		950,000	1,095,189

			34,980,959
Health Care 1.8%
Express Scripts, Inc.:
6.25%, 6/15/2014		1,040,000	1,166,352
7.25%, 6/15/2019		1,515,000	1,791,145
Medco Health Solutions, Inc., 7.25%, 8/15/2013		2,000,000	2,286,316
Quest Diagnostics, Inc., 6.95%, 7/1/2037		1,305,000	1,491,163

			6,734,976
Industrials 0.8%
CSX Corp.:
6.15%, 5/1/2037		1,000,000	1,044,637
6.25%, 3/15/2018		1,920,000	2,140,844

			3,185,481
Materials 1.5%
Corporacion Nacional del Cobre - Codelco, REG S, 7.5%, 1/15/2019		1,750,000	2,079,490
Dow Chemical Co., 8.55%, 5/15/2019 (b)		2,900,000	3,543,559

			5,623,049
Telecommunication Services 3.1%
American Tower Corp.:
4.625%, 4/1/2015		1,600,000	1,657,069
7.0%, 10/15/2017		685,000	765,487
Frontier Communications Corp., 8.125%, 10/1/2018		2,750,000	2,818,750
MetroPCS Wireless, Inc., 9.25%, 11/1/2014 (b)		1,700,000	1,763,750
Qwest Communications International, Inc., 144A, 8.0%, 10/1/2015		2,500,000	2,681,250
Windstream Corp., 8.625%, 8/1/2016		1,700,000	1,740,375

			11,426,681
Utilities 2.0%
AES Corp., 8.0%, 10/15/2017 (b)		1,600,000	1,648,000
DTE Energy Co., 7.625%, 5/15/2014		420,000	484,709
Energy Future Competitive Holdings Co., 7.48%, 1/1/2017		90,918	72,391
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		1,169,000	1,171,944
Majapahit Holding BV, REG S, 7.75%, 10/17/2016		300,000	332,373
NRG Energy, Inc., 7.375%, 1/15/2017		1,700,000	1,674,500
Sempra Energy, 6.5%, 6/1/2016		1,700,000	1,932,839

			7,316,756

Total Corporate Bonds (Cost $88,880,440)			95,188,507
Mortgage-Backed Securities Pass-Throughs 24.5%
Federal Home Loan Mortgage Corp.:
5.0%, 2/1/2021		2,764,964	2,946,199
5.364% *, 9/1/2038		1,078,324	1,150,100
7.0%, 1/1/2038		526,611	580,444
Federal National Mortgage Association:
3.629% *, 3/1/2036		2,631,578	2,776,315
4.5%, with various maturities from 9/1/2020 until 8/1/2033 (c)		16,243,177	16,809,192
4.839% *, 8/1/2037		1,315,787	1,384,906
5.0%, with various maturities from 8/1/2020 until 5/1/2036		13,744,360	14,339,137
5.432% *, 1/1/2038		1,330,507	1,409,253
5.5%, with various maturities from 12/1/2032 until 9/1/2036 (c)		26,589,544	28,104,613
6.0%, with various maturities from 10/1/2035 until 2/1/2037 (c)		18,664,092	19,902,481
6.5%, with various maturities from 9/1/2016 until 11/1/2034 (c)		729,919	790,513
7.0%, 4/1/2038		722,448	795,426
8.0%, 9/1/2015		290,428	316,624

Total Mortgage-Backed Securities Pass-Throughs (Cost $88,339,555)			91,305,203
Asset-Backed 0.4%
Credit Card Receivables
Citibank Omni Master Trust, “A8”, Series 2009-A8, 144A, 2.354% *, 5/16/2016 (Cost $1,416,680)		1,400,000	1,415,558
Commercial Mortgage-Backed Securities 5.9%
Banc of America Commercial Mortgage, Inc.:
“H”, Series 2007-3, 144A, 5.658% *, 6/10/2049		1,875,000	137,863
“A4”, Series 2007-2, 5.689% *, 4/10/2049		4,500,000	4,403,139
“A4”, Series 2007-4, 5.744% *, 2/10/2051		1,600,000	1,639,207
Bear Stearns Commercial Mortgage Securities, Inc., “A4”, Series 2007-PW18, 5.7%, 6/11/2050		2,074,000	2,062,473
Credit Suisse Mortgage Capital Certificates, “A3”, Series 2006-C3, 5.825% *, 6/15/2038		3,800,000	3,921,859
JPMorgan Chase Commercial Mortgage Securities Corp.:
“F”, Series 2007-LD11, 5.818% *, 6/15/2049		1,660,000	195,065
“H”, Series 2007-LD11, 144A, 5.818% *, 6/15/2049		2,910,000	144,942
“J”, Series 2007-LD11, 144A, 5.818% *, 6/15/2049		1,000,000	43,050
“K”, Series 2007-LD11, 144A, 5.818% *, 6/15/2049		2,380,000	23,800
LB-UBS Commercial Mortgage Trust:
“A3”, Series 2006-C7, 5.347%, 11/15/2038		1,700,000	1,706,717
“A4”, Series 2007-C6, 5.858% *, 7/15/2040		2,300,000	2,301,804
Merrill Lynch Mortgage Trust, “ASB”, Series 2007-C1, 5.826% *, 6/12/2050		1,810,000	1,861,391
Wachovia Bank Commercial Mortgage Trust, “ABP”, Series 2007-C32, 5.74% *, 6/15/2049		3,395,000	3,480,038

Total Commercial Mortgage-Backed Securities (Cost $27,598,425)			21,921,348
Collateralized Mortgage Obligations 3.5%
CS First Boston Mortgage Securities Corp., “10A3”, Series 2005-10, 6.0%, 11/25/2035		473,159	310,398
FDIC Structured Sale Guaranteed Notes, “1A”, Series 2010-S1, 144A, 0.823% *, 2/25/2048		5,355,425	5,370,658
Federal Home Loan Mortgage Corp.:
“QM”, Series 2628, 4.5%, 11/15/2031		2,351,694	2,461,230
“VA”, Series 3451, 5.0%, 4/15/2019		2,308,434	2,466,926
Federal National Mortgage Association, “PG”, Series 2002-3, 5.5%, 2/25/2017		2,072,051	2,201,847

Total Collateralized Mortgage Obligations (Cost $12,395,983)			12,811,059
Government & Agency Obligations 27.8%
Sovereign Bonds 2.9%
Republic of Argentina:
GDP Linked Note, 12/15/2035		1,540,000	100,237
8.28%, 12/31/2033		1,649,573	1,224,807
Republic of Egypt:
REG S, 8.75%, 7/18/2012	EGP	100,000	18,325
9.1%, 9/20/2012	EGP	850,000	152,237
Republic of El Salvador, REG S, 8.25%, 4/10/2032		150,000	169,500
Republic of Ghana, REG S, 8.5%, 10/4/2017		230,000	255,300
Republic of Indonesia, REG S, 8.5%, 10/12/2035		220,000	276,650
Republic of Panama:
7.125%, 1/29/2026		330,000	379,500
7.25%, 3/15/2015		300,000	345,750
8.875%, 9/30/2027		100,000	132,000
Republic of Peru, 7.125%, 3/30/2019		1,900,000	2,234,780
Republic of Philippines, 7.75%, 1/14/2031		100,000	116,250
Republic of Poland, 6.375%, 7/15/2019		545,000	600,703
Republic of Serbia, REG S, 6.75%, 11/1/2024		270,000	268,650
Russian Federation:
144A, 5.0%, 4/29/2020		3,000,000	2,936,250
REG S, 7.5%, 3/31/2030		46,000	52,698
State of Qatar:
144A, 6.4%, 1/20/2040		980,000	1,026,550
REG S, 9.75%, 6/15/2030		410,000	590,400

			10,880,587
US Government Sponsored Agency 0.9%
Federal National Mortgage Association, 6.625%, 11/15/2030		2,715,000	3,325,028
US Treasury Obligations 24.0%
US Treasury Bill, 0.22% **, 9/16/2010 (d)		2,563,000	2,561,142
US Treasury Bonds:
3.5%, 2/15/2039 (b)		5,000,000	4,177,345
5.375%, 2/15/2031 (b)		6,500,000	7,379,528
US Treasury Notes:
2.375%, 9/30/2014 (b)		61,000,000	61,438,468
3.125%, 5/15/2019		1,000,000	966,172
3.625%, 2/15/2020 (b)		13,000,000	12,961,403

			89,484,058

Total Government & Agency Obligations (Cost $102,830,224)			103,689,673
Loan Participations and Assignments 0.3%
Sovereign Loans
Export-Import Bank of Ukraine, 7.65%, 9/7/2011		120,000	118,800
Gazprom, 144A, 8.125%, 7/31/2014		705,000	778,144
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018		255,000	291,975

Total Loan Participations and Assignments (Cost $1,081,930)			1,188,919
Municipal Bonds and Notes 4.5%
Detroit, MI, Capital Improvement, Series A-1, 4.96%, 4/1/2020 (e)		3,325,000	2,005,740
Illinois, State General Obligation, 4.421%, 1/1/2015 (f)		610,000	620,809
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013		2,970,000	2,921,054
La Quinta, CA, Redevelopment Agency Tax Allocation, Redevelopment Project Area No. 1, 6.24%, 9/1/2023 (e)		915,000	920,664
McLennan County, TX, Junior College, General Obligation, 5.0%, 8/15/2032 (e)		985,000	1,017,111
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority, Build America Bonds, Series B, 6.731%, 7/1/2043		1,200,000	1,289,964
Oklahoma, University Revenues, Health Science Center, Series B, 6.634%, 7/1/2024		2,365,000	2,644,709
Palm Beach County, FL, Public Improvement Revenue, 5.0%, 5/1/2038		1,430,000	1,475,660
Port Authority of New York & New Jersey, One Hundred Fiftieth Series:
4.5%, 9/15/2015		885,000	925,161
4.875%, 9/15/2017		315,000	323,622
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013 (e)		2,610,000	2,653,326

Total Municipal Bonds and Notes (Cost $17,340,944)			16,797,820

	Shares	Value ($)
Preferred Stock 0.0%
Financials
Ford Motor Credit Co., LLC, 7.375% (Cost $77,000)	3,500	82,320
Securities Lending Collateral 27.0%
Daily Assets Fund Institutional, 0.25% (g) (h) (Cost $100,598,251)	100,598,251	100,598,251
Cash Equivalents 17.3%
Central Cash Management Fund, 0.21% (g) (Cost $64,553,470)	64,553,470	64,553,470

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $505,112,902) †	136.7	509,552,128
Other Assets and Liabilities, Net	(36.7)	(136,753,689)

Net Assets	100.0	372,798,439

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of April 30, 2010.  Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $505,480,483.  At April 30, 2010, net unrealized appreciation for all securities based on tax cost was $4,071,645.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $13,457,127 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,385,482.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at April 30, 2010 amounted to $98,214,963 which is 26.3% of net assets.
(c)	When-issued or delayed delivery security included.
(d)	At April 30, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	0.6
Assured Guaranty Municipal Corp.	0.7

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(f)	Taxable issue.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
GDP: Gross Domestic Product
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At April 30, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

Canadian Dollar Currency	USD	6/15/2010	38	3,736,920	(34,696)

At April 30, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year US Treasury Note	USD	6/21/2010	535	63,079,844	(328,179)
Euro Currency	USD	6/14/2010	68	11,311,800	(54,404)
Federal Republic of Germany Euro-Bund	EUR	6/8/2010	86	14,295,909	(240,620)
Total unrealized depreciation					(623,203)

As of April 30, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

RUB	8,400,000	USD	271,099	6/11/2010	(15,354)	Citigroup, Inc.

Currency Abbreviations

EGP	Egyptian Pound	RUB	Russian Ruble
EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(i)
Corporate Bonds	$—	$95,188,507	$—	$95,188,507
Mortgage-Backed Securities Pass-Throughs	—	91,305,203	—	91,305,203
Asset-Backed	—	1,415,558	—	1,415,558
Commercial Mortgage-Backed Securities	—	21,921,348	—	21,921,348
Collateralized Mortgage Obligations	—	12,811,059	—	12,811,059
Government & Agency Obligations	—	100,976,294	152,237	101,128,531
Loan Participations and Assignments	—	1,188,919	—	1,188,919
Municipal Bonds and Notes	—	16,797,820	—	16,797,820
Preferred Stock	82,320	—	—	82,320
Short-Term Investments(i)	165,151,721	2,561,142	—	167,712,863
Total	$165,234,041	$344,165,850	$152,237	$509,552,128
Liabilities
Derivatives(j)	$(657,899)	$(15,354)	$—	$(673,253)
Total	$(657,899)	$(15,354)	$—	$(673,253)

(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
	Government & Agency Obligations
Balance as of January 31, 2010	$173,090
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(2,555)
Amortization premium/discount	—
Net purchases (sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	(18,298	)(k)
Balance as of April 30, 2010	$152,237
Net change in unrealized appreciation (depreciation) from investments still held at April 30, 2010	$(2,555)

(k)  The investment was transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of April 30, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$(89,100)	$(15,354)
Interest Rate Contracts	$(568,799)	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 18, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 18, 2010